SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

22.	Subsequent Events

Management has evaluated events subsequent to the three months ended March 31, 2026 and up to July 6, 2026, for transactions and other events that may require adjustment of and/or disclosure to the consolidated financial statements.

Bridge financing and secured convertible promissory note

Concurrently with the execution of the BCA, the Company entered into a side letter agreement with IBAC pursuant to which the Company is authorized to complete a bridge financing of up to $2,000,000 through the issuance of secured convertible promissory notes and accompanying common share purchase warrants.

In addition to the $250,000 convertible promissory note issued during the three months ended March 31, 2026, the Company issued an additional $100,000 in promissory notes subsequent to quarter-end. Refer to Note 11 – Convertible Promissory Note for details on key terms.

South Carolina Laboratory Lease

On May 5, 2026, the Company entered into a sublease agreement with Clemson University, South Carolina for approximately 1,671 square feet of laboratory space located in Greenville, SC. The sublease has an initial term of one year commencing June 1, 2026, with up to three consecutive one-year renewal options. Either party may terminate upon 90-days written notice. Base rent is $40,104 per year ($3,342 per month), plus a monthly equipment access fee of $975, resulting in total committed payments of approximately $51,804 over the initial term. Since the initial lease term is 12 months or less, the Company will utilize the short-term lease practical expedient under ASC 842, Leases and will not recognize a right-of-use asset or lease liability in connection with this arrangement.

Management agreements

Effective April 1, 2026, the Company’s Chief Operating Officer resigned from their position. Subsequent to year end, the Company entered into management agreements with a new Chief Financial Officer/Chief Revenue Officer and new Chief Medical Officer. Each agreement provides for customary compensation arrangements, including base compensation and performance-based initiatives.

Revenue agreement

On April 22, 2026, the Company also entered into a consulting agreement to provide its Drug Assessment Platform services in connection with the customer’s lead drug development program. The agreement has a two -year term and a total contract value of $3,300,000 payable entirely in the customer’s equity. The Company’s previous Chief Operating Officer (who resigned April 1, 2026), has material involvement in, or control over, the counterparty. Partial revenue from this agreement will be recognized during the three months ending June 30, 2026.

Equity Instrument Issuances

Subsequent to the three months ended March 31, 2026, the Company issued a total of 136,000 common shares. This total included 20,000 shares formally issued to fulfill share issuance obligations previously recorded within “Shares to be issued” as of March 31, 2026. The Company also issued 116,000 shares to two investors (one of whom is a related party by virtue of an executive role at MNH) in a non-cash transaction settled through the receipt of shares in the related party, GSL.

Additionally, the Company granted a total of 660,000 options under its EIP to certain new officers, employees, and consultants including newly appointed management team members. All granted options are subject to standard vesting schedules in accordance with the terms of the EIP.

17.	Subsequent Events

Management has evaluated events subsequent to the year ended December 31, 2025 up to June 1, 2026, for transactions and other events that may require adjustment of and/or disclosure in the consolidated financial statements.

Business combination agreement

On March 16, 2026, the Company entered into a Business Combination Agreement (“BCA”) with IB Acquisition Corp. (“IBAC”), a Nevada based special purpose acquisition company (“SPAC”). Pursuant to the BCA, the transaction will be affected by way of a plan of arrangement under Section 192 of the Canada Business Corporations Act, subject to approval by the Ontario Superior Court of Justice (Commercial List).

Under the terms of the BCA, the aggregate arrangement consideration is valued at $500 million, subject to potential upward adjustment pursuant to revenue earnout and share price earnout provisions as outlined in the BCA. Upon closing, the shareholders of the Company will receive either Class A common shares of IBAC or exchangeable shares of a Canadian subsidiary of IBAC, in each case based on an exchange ratio derived by dividing 50,000,000 by the fully-diluted company common shares outstanding immediately prior to closing.

Consummation of the transaction is subject to customary closing conditions, including, among others, approval by the Company’s shareholders and IBAC’s stockholders, receipt of required regulatory approvals, effectiveness of a registration statement Form S-4 to be filed with the U.S. Securities and Exchange Commission, approval for listing of the combined company’s Class A common stock on Nasdaq, and a minimum available cash condition of $15 million at closing. The BCA contains customary termination rights for both parties. If closing does not occur before the 270-day anniversary of the BCA (subject to a potential 60-day extension), either party may terminate the agreement. A break-up fee of $10,000,000 is payable by the breaching party in the event of termination resulting from a material uncured willful breach or actual fraud.

The Company is unable to predict the outcome of the proposed transaction at this time. The financial statements do not reflect any adjustments that might result from the consummation of the arrangement.

Shareholder Support Agreement

Contemporaneously with the execution of the BCA, certain shareholders of the Company collectively holding sufficient number of votes to approve the arrangement, entered into a Shareholder Support Agreement pursuant to which they agreed, among other things, to vote in favor of the arrangement and to waive any dissent rights in connection therewith.

Bridge financing

Concurrently with the execution of the BCA, the Company entered into a side letter agreement with IBAC pursuant to which the Company is authorized to complete a bridge financing of up to $2,000,000 through the issuance of secured convertible promissory notes and accompanying common share purchase warrants. The convertible notes bear interest at 10% per annum, mature six months from issuance, and are convertible at the option of the holder into the Company’s common shares at a price equal to 80% of the deemed per-share value of the Company’s common shares, as adjusted pursuant to the exchange ratio set forth in the BCA. Each convertible note is accompanied by a 5-year warrant exercisable at the same conversion price, with the number of the Company’s underlying common shares determined on a discount to the $10 reference value of IBAC’s Class A common shares.

Secured promissory note

On March 16, 2026, the Company issued a $250,000 convertible note and related warrants to an investor introduced by IBAC as the initial draw under the bridge financing. Concurrently with this issuance, the Company entered into a General Security Agreement (“GSA”) with the convertible note holder. Pursuant to the GSA, GNQ granted the holder a general and continuing security interest over substantially all of GNQ’s present and after-acquired personal property and assets, including intellectual property, to secure all obligations owing under the convertible note. The GSA contains customary covenant and enforcement rights and remains in effect until all secured obligations have been discharged in full.

On May 4, 2026, the Company issued a secured convertible promissory note for $50,000 at an interest rate of 10% per annum.

South Carolina Laboratory Lease

On May 5, 2026, the Company entered into a sublease agreement with Clemson University, South Carolina for approximately 1,671 square feet of laboratory space located in Greenville, SC. The sublease has an initial term of one year commencing June 1, 2026, with up to three consecutive one-year renewal options. Either party may terminate upon 90-days written notice. Base rent is $40,104 per year ($3,342 per month), plus a monthly equipment access fee of $975, resulting in total committed payments of approximately $51,804 over the initial term.

Since the initial lease term is 12 months or less, the Company will utilize the short-term lease practical expedient under ASC 842, Leases, and will not recognize a right-of-use asset or lease liability in connection with this arrangement.

New Director Appointments

Effective February 5, 2026, the shareholders of the Company appointed three new directors to the Board of the company: Tom English, who is a director of Trenchant, Maliha Hashmi and Dave Johnson. In exchange for services provided, share-based compensation was issued. See Share Capital and Warrants below.

Share Capital and Warrants

Stock split

As described in note 8, on February 5, 2026, the Company affected a 10-for-1 forward stock split of its common shares.

Equity Incentive Plan (“EIP”)

On February 5, 2026, the Company granted 10,600 options to each of the three newly appointed directors (31,800 options in aggregate) at a nominal exercise price, with a three-year expiry.

On April 1, 2026, the Company granted a total of 160,000 options to newly hired employees under its EIP at an exercise price of $10 per share with a ten-year term. The grant will follow the customary vesting schedule for employee EIP grants, with 25% vesting upon the 6-month anniversary of the grant date, and the remaining vesting over the following 18 months.

The fair value of these options will be recognized as compensation expense over the applicable service period in accordance with ASC 718, Compensation – Stock Compensation.

Private Placement

Subsequent to year-end, the Company is in the process of completing a series of private placement subscriptions resulting in the issuance of 398,500 common shares for total aggregate consideration of $408,500, as described below.

250,000 common shares to be issued to a subscriber at $1.00 per share for aggregate consideration of $250,000. This subscriber is a convertible noteholder of MNH and is settling this transaction through assignment of his MNH promissory note to the Company in satisfaction of the purchase price. As a result of this transaction, MNH will be indebted to the Company in the amount of $250,000, which will be recognized as a note receivable by the Company.

Further, 116,000 common shares were issued at $1.00 per share for aggregate consideration of $116,000, settled by way of non-cash consideration through the transfer of 110,476 common shares of GSL, at an agreed upon value of $1.05 per GSL share.

An additional 20,000 common shares were issued at $1.50 per share for aggregate cash consideration of $30,000.

As part of the Company’s 2024 private placement issuances, two subscribers each retained an outstanding obligation of C$50,000 (equivalent to US$36,480) to be satisfied through the transfer of GSL common shares at an agreed upon price of C$1.35 (equivalent to US$0.985) per share, resulting in an aggregate obligation to transfer 74,074 GSL common shares to the Company, which was effected on April 13, 2026, in full settlement of the obligation.

Related Party Loan Agreement

On March 9, 2026, the Company entered into a loan agreement with GNQI Holdings Inc. (“GNQI”), a related party, pursuant to which GNQI agreed to make available up to $2,500,000 to the Company for general corporate and working capital purposes. The facility is interest-free with no fixed repayment date and the amounts outstanding may be repaid in whole or in part at any time without penalty. To date, no amounts have been drawn under this facility.

Revenue Agreements

On September 25, 2025, the Company entered into a consulting services agreement with a customer, an unrelated private company, to provide AI-powered digital twin modeling and clinical trial support services in connection with the customer’s drug development program. The agreement has a two-year term and a total contract value of $750,000, with $250,000 payable in equity, and the remaining $500,000 payable in either equity or cash at the discretion of the customer. No revenue was recognized under this contract during the year ended December 31, 2025. Subsequent to year-end, the Company recognized the full contract value of $250,000 in the first quarter of 2026, to be settled through the issuance of the customer’s shares.

On November 20, 2025, the Company entered into a software services agreement with a hospital group to provide its DT platform to approximately 5,000 of the group’s employees. The agreement has a total contract value of $10,000,000 over three years, with year 1 fees of $5,000,000 structured across five milestone-based payments. No revenue has been recognized under this contract to date and management anticipates commencing this arrangement in the third or fourth quarter of 2026.

On March 11, 2026, the Company entered into an exclusive software license agreement with a company for use of the Company’s DT platform in the functional health clinic channel across North America. Fees are structured as a 4% royalty on net retail price per paying customer annually, plus $500 per genetic testing fee. The agreement has an initial three-year term with automatic renewal. No revenue has been recognized under this agreement as implementation has not yet commenced.

On April 22, 2026, the Company entered into a consulting agreement with a customer to provide its DAP services in connection with the customer’s lead drug development program. The agreement has a two -year term and a total contract value of $3,300,000 payable entirely in the customer’s equity. The Company commenced recognition of revenues related to this contract in in the first quarter of 2026.